Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,206,000
Previously Paid Amount	0.00
Total Fee Amount	184.64
Total Offset Amount	0.00
Net Fee	184.64
Narrative - Max Aggregate Offering Price	$ 1,206,000
Final Prospectus	true